Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Floating Rate High Income Portfolio
September 30, 2021
VIPFHI-NPRT3-1121
1.9859334.107
Bank Loan Obligations - 89.7%
	Principal Amount (a)	Value ($)
Aerospace - 1.3%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	345,625	346,489
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	156,334	156,334
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.33% 6/19/26 (b)(c)(d)	245,000	237,956
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 5/30/25 (b)(c)(d)	586,255	578,869
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 12/9/25 (b)(c)(d)	948,803	936,943
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	406,466	394,906
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	120,000	118,013
TOTAL AEROSPACE		2,769,510
Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (b)(c)(d)	605,000	625,249
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	280,000	280,932
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (b)(c)(d)	325,045	317,630
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (b)(c)(d)	174,755	170,769
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	570,000	605,272
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	495,000	526,155
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (b)(c)(d)	115,725	115,580
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (b)(c)(d)	960,175	966,070
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	436,351	425,394
TOTAL AIR TRANSPORTATION		4,033,051
Automotive & Auto Parts - 1.3%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5841% 4/8/28 (b)(c)(d)	134,663	134,606
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	314,213	312,563
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 4/30/26 (b)(c)(d)	261,501	260,193
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	477,600	474,973
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	347,375	346,725
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 7.5% 12/16/25 (b)(c)(d)	306,192	290,953
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (b)(c)(d)	180,000	179,550
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (b)(c)(d)	359,171	358,722
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (b)(c)(d)	527,712	526,281
TOTAL AUTOMOTIVE & AUTO PARTS		2,884,566
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 2/27/28 (b)(c)(d)	701,475	694,713
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	247,494	247,996
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/4/27 (b)(c)(d)	203,967	204,861
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (b)(c)(d)	245,000	245,306
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/24/28 (c)(d)(e)(f)	145,000	144,094
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3948% 7/1/26 (b)(c)(d)	106,444	106,044
TOTAL BANKS & THRIFTS		1,643,014
Broadcasting - 1.4%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 8/15/25 (b)(c)(d)	813,651	812,251
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (b)(c)(d)	1,371,776	851,448
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.586% 9/19/26 (b)(c)(d)	595,021	594,128
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (c)(d)(e)	545,000	543,736
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (b)(c)(d)	375,000	374,479
TOTAL BROADCASTING		3,176,042
Building Materials - 2.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	608,475	607,063
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 10/1/26 (b)(c)(d)	441,142	438,111
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.3341% 5/19/28 (b)(c)(d)	249,375	247,841
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.586% 6/10/28 (b)(c)(d)	350,000	348,250
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 6/1/25 (b)(c)(d)	136,887	136,523
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.14% 1/4/27 (b)(c)(d)	300,054	298,178
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 2/28/27 (b)(c)(d)	349,675	344,720
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	845,000	844,645
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (b)(c)(d)	181,106	181,106
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	260,000	259,675
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (b)(c)(d)	434,656	436,286
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	248,125	248,688
TOTAL BUILDING MATERIALS		4,391,086
Cable/Satellite TV - 2.8%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.84% 2/1/27 (b)(c)(d)	1,428,934	1,419,603
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 1/31/28 (b)(c)(d)	985,000	971,299
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3338% 1/15/26 (b)(c)(d)	975,000	960,375
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (b)(c)(d)	630,000	630,195
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8338% 9/25/28 (b)(c)(d)	195,000	195,000
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3338% 7/17/25 (b)(c)(d)	911,447	897,776
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5838% 1/31/28 (b)(c)(d)	375,000	372,330
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(d)	658,649	658,372
TOTAL CABLE/SATELLITE TV		6,104,950
Capital Goods - 0.7%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 10/1/25 (b)(c)(d)	270,380	268,622
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.336% 11/15/26 (b)(c)(d)	67,828	66,641
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.586% 11/15/25 (b)(c)(d)	282,024	280,191
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0841% 9/20/26 (b)(c)(d)	296,976	298,238
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8/6/28 (c)(d)(e)	360,000	360,194
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(f)	34,657	33,271
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (b)(c)(d)	223,020	223,330
TOTAL CAPITAL GOODS		1,530,487
Chemicals - 2.8%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/22/28 (c)(d)(e)	287,962	287,723
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/22/28 (c)(d)(e)	42,038	42,003
Aruba Investment Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (b)(c)(d)	194,025	194,268
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (b)(c)(d)	249,375	249,298
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(c)(d)(f)	264,338	257,729
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (b)(c)(d)	345,202	339,161
Element Solutions, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 1/31/26 (c)(d)(e)	140,000	139,738
3 month U.S. LIBOR + 2.000% 2.0841% 1/31/26 (b)(c)(d)	206,665	206,278
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (b)(c)(d)	270,000	269,438
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (b)(c)(d)	219,450	220,038
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.65% 7/1/26 (b)(c)(d)	259,038	259,038
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	169,150	168,939
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	663,338	663,338
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (b)(c)(d)	284,288	284,467
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6315% 3/1/26 (b)(c)(d)	227,440	226,132
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (c)(d)(e)	520,000	519,241
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.375% 10/11/24 (b)(c)(d)	322,988	321,293
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (b)(c)(d)	203,936	204,031
Sparta U.S. Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 8/2/28 (b)(c)(d)	155,000	155,194
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8318% 10/1/25 (b)(c)(d)	798,721	792,930
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.84% 4/3/25 (b)(c)(d)	367,721	359,580
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(e)(f)	115,000	114,425
TOTAL CHEMICALS		6,274,282
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (c)(d)(g)	22,517	22,503

Consumer Products - 2.3%
BCPE Empire Holdings, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (b)(c)(d)	158,118	157,525
3 month U.S. LIBOR + 4.000% 4.0841% 6/11/26 (b)(c)(d)	245,153	243,518
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)(g)	81,882	81,575
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 5/23/27 (b)(c)(d)	124,369	123,242
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (b)(c)(d)	120,000	120,000
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (b)(c)(d)	518,700	519,027
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 9/14/28 (c)(d)(e)	325,000	325,224
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	228,850	228,564
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 2/9/26 (b)(c)(d)	118,418	118,937
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (b)(c)(d)	119,700	119,401
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (b)(c)(d)	195,000	194,635
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8368% 12/21/25 (b)(c)(d)	198,980	198,046
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	292,788	285,260
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9/21/28 (c)(d)(e)	285,000	284,467
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	842,888	843,267
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	203,975	203,902
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0838% 6/15/25 (b)(c)(d)	279,122	203,991
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (b)(c)(d)	185,000	184,075
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 6/29/28 (b)(c)(d)	170,769	170,663
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	228,987	228,128
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	298,500	298,688
TOTAL CONSUMER PRODUCTS		5,132,135
Containers - 3.1%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	297,231	295,412
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4208% 3/3/28 (b)(c)(d)(g)	66,966	66,557
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (b)(c)(d)	675,000	674,015
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	199,001	197,210
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8563% 7/1/26 (b)(c)(d)	601,197	597,439
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 4/3/24 (b)(c)(d)	478,750	468,500
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8341% 12/21/26 (b)(c)(d)	123,125	123,023
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	338,412	338,994
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1449% 6/29/25 (b)(c)(d)	846,181	840,799
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	604,062	602,636
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (b)(c)(d)	438,643	438,156
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (b)(c)(d)	194,025	194,390
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	222,633	222,123
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	100,000	100,000
3 month U.S. LIBOR + 4.000% 4.0841% 7/31/26 (b)(c)(d)	245,625	245,829
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	124,021	123,401
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 1/30/27 (b)(c)(d)	600,333	598,496
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/20/28 (b)(c)(d)	325,000	324,513
3 month U.S. LIBOR + 3.250% 3.3341% 2/5/26 (b)(c)(d)	208,425	206,862
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8/12/28 (c)(d)(e)	270,000	270,135
TOTAL CONTAINERS		6,928,490
Diversified Financial Services - 1.9%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(d)(f)	211,348	213,462
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	248,750	247,989
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	371,324	342,016
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	94,568	93,717
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 6/27/25 (b)(c)(d)	123,750	123,198
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	324,188	323,053
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/30/28 (c)(d)(g)	75,000	74,738
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 7/3/24 (b)(c)(d)	124,038	123,056
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	124,064	124,064
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3761% 3/1/25 (b)(c)(d)	627,984	623,670
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	164,000	163,795
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 1.500% 4/21/28 (c)(d)(g)	41,000	40,949
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (b)(c)(d)	288,090	287,370
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (b)(c)(d)	124,063	124,063
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (b)(c)(d)	69,825	69,005
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 2/11/27 (b)(c)(d)	715,754	713,070
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 11/16/26 (b)(c)(d)	169,465	168,326
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	353,335	352,353
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,207,894
Diversified Media - 1.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (b)(c)(d)	517,400	519,340
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 2/10/27 (b)(c)(d)	984,842	983,306
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5841% 12/17/26 (b)(c)(d)	1,351,041	1,347,663
TOTAL DIVERSIFIED MEDIA		2,850,309
Energy - 4.0%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	294,933	294,933
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	408,857	407,582
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8341% 11/3/25 (b)(c)(d)	424,494	419,506
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	420,543	418,890
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0835% 5/21/25 (b)(c)(d)	116,757	114,895
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(f)	179,550	179,550
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	190,000	192,850
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	308,700	304,378
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	416,557	416,211
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	1,700,738	1,695,074
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (b)(c)(d)	224,796	223,917
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (b)(c)(d)	242,058	241,112
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1208% 3/1/26 (b)(c)(d)	410,850	307,451
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (b)(c)(d)(f)	415,000	413,963
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9/22/28 (c)(d)(e)	430,000	429,196
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3341% 7/18/25 (b)(c)(d)	544,469	521,813
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (b)(c)(d)	269,325	268,988
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (b)(c)(d)	189,791	182,120
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(d)	200,707	201,336
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	255,000	254,470
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 5/22/26 (b)(c)(d)	197,376	197,129
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8341% 10/15/26 (b)(c)(d)	0	0
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (b)(c)(d)	279,300	279,300
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (b)(c)(d)	312,286	311,505
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 1/23/27 (b)(c)(d)	240,000	240,151
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (b)(c)(d)	86,036	85,212
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	234,516	228,234
TOTAL ENERGY		8,829,766
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	145,000	145,544
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	145,000	145,363
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6156% 1/23/25 (b)(c)(d)	151,450	148,610
TOTAL ENTERTAINMENT/FILM		439,517
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 9/21/28 (c)(d)(e)	350,000	349,853
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (b)(c)(d)	645,000	643,923
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (b)(c)(d)	114,713	113,960
TOTAL ENVIRONMENTAL		1,107,736
Food & Drug Retail - 0.7%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 1/29/27 (b)(c)(d)	483,875	477,827
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 5/1/26 (b)(c)(d)	639,816	636,687
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	210,158	197,549
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (b)(c)(d)	289,275	287,105
TOTAL FOOD & DRUG RETAIL		1,599,168
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.836% 10/1/25 (b)(c)(d)	221,250	218,208
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (b)(c)(d)	174,104	174,415
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	326,759	327,903
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	410,850	411,438
City Brewing Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/5/28 (b)(c)(d)	440,000	435,415
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	454,466	453,693
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	902,738	901,049
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 9/13/26 (b)(c)(d)	121,272	119,574
TOTAL FOOD/BEVERAGE/TOBACCO		3,041,695
Gaming - 4.8%
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	93,813	94,252
Bally's Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8/6/28 (c)(d)(e)	675,000	674,534
3 month U.S. LIBOR + 8.000% 10.25% 5/10/26 (b)(c)(d)	276,500	288,943
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3219% 9/15/23 (b)(c)(d)	325,841	325,332
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 12/22/24 (b)(c)(d)	1,212,501	1,204,596
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 3.5833% 7/20/25 (b)(c)(d)	2,262,043	2,262,857
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (b)(c)(d)	142,800	142,800
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.09% 3/17/28 (b)(c)(d)	298,500	295,515
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	675,454	672,921
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	1,511,658	1,503,692
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (b)(c)(d)	199,500	199,127
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	330,000	331,238
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 5/29/26 (b)(c)(d)	320,697	319,334
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	439,159	438,307
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 3/11/28 (b)(c)(d)	432,825	432,479
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3818% 7/10/25 (b)(c)(d)	474,618	472,838
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	984,926	974,919
TOTAL GAMING		10,633,684
Healthcare - 7.1%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (b)(c)(d)	155,000	155,388
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	283,575	283,929
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 7/17/28 (b)(c)(d)	133,868	133,701
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 7/17/28 (c)(d)(e)	31,132	31,093
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	618,335	620,462
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.836% 8/1/27 (b)(c)(d)	1,207,374	1,191,847
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	1,306,232	1,308,139
HCRX Investments Holdco LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7/15/28 (c)(d)(e)	315,000	313,819
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (b)(c)(d)	348,250	347,442
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (b)(c)(d)	281,525	282,423
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	349,125	349,708
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	892,763	893,771
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/29/28 (c)(d)(e)	200,000	199,876
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (b)(c)(d)	366,146	367,062
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3341% 8/31/26 (b)(c)(d)	279,539	278,708
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3341% 8/30/27 (b)(c)(d)	180,000	179,249
Milk Specialties Co. 1LN, term loan 1 month U.S. LIBOR + 4.000% 5% 8/15/25 (b)(c)(d)	199,500	199,312
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 9/30/28 (c)(d)(e)	1,855,000	1,845,725
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	1,147,125	1,148,972
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (b)(c)(d)	228,850	228,994
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 3/31/27 (b)(c)(d)	494,626	493,286
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (c)(d)(e)	970,000	970,155
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.1208% 6/20/26 (b)(c)(d)	289,275	288,792
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 1/13/28 (b)(c)(d)	507,450	506,395
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3337% 7/9/25 (b)(c)(d)	240,000	239,700
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/23/28 (b)(c)(d)	149,625	149,314
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 11/16/25 (b)(c)(d)	299,993	299,432
U.S. Anesthesia Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9/22/28 (c)(d)(e)	495,000	495,540
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (b)(c)(d)	522,639	522,477
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (b)(c)(d)	173,688	174,311
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0841% 6/13/26 (b)(c)(d)	978,830	976,686
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.3341% 11/20/26 (b)(c)(d)	204,488	204,361
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 6/1/25 (b)(c)(d)	79,748	79,628
TOTAL HEALTHCARE		15,759,697
Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 8/21/25 (b)(c)(d)	822,293	814,276
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	120,000	129,600
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	438,873	361,034
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	24,753	20,363
RE/MAX LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/21/28 (b)(c)(d)	114,713	114,282
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	450,599	450,148
TOTAL HOMEBUILDERS/REAL ESTATE		1,889,703
Hotels - 2.0%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 10/1/27 (b)(c)(d)	103,953	103,043
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 2/1/26 (b)(c)(d)	169,612	166,573
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	150,000	150,125
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0868% 11/30/23 (b)(c)(d)	484,202	482,387
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(d)	970,000	972,183
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 8/31/25 (b)(c)(d)	635,145	623,236
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (b)(c)(d)	180,000	189,000
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 11/1/26 (b)(c)(d)	280,000	280,770
Travel+Leisure Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 5/31/25 (b)(c)(d)	485,000	477,875
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (b)(c)(d)	404,533	419,270
3 month U.S. LIBOR + 6.250% 6.8815% 5/29/26 (b)(c)(d)	525,754	450,613
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 5/30/25 (b)(c)(d)	200,332	198,862
TOTAL HOTELS		4,513,937
Insurance - 4.9%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 2/13/27 (b)(c)(d)	1,324,120	1,310,601
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 5/10/25 (b)(c)(d)	203,032	201,509
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 5/9/25 (b)(c)(d)	488,750	484,752
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (b)(c)(d)	438,424	438,547
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 3/18/27 (b)(c)(d)	414,806	413,512
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	547,098	543,613
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	14,963	14,936
3 month U.S. LIBOR + 3.500% 3.5841% 2/13/27 (b)(c)(d)	368,438	365,980
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.2091% 11/3/23 (b)(c)(d)	641,500	637,490
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3341% 1/31/28 (b)(c)(d)	835,000	832,044
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3341% 1/20/29 (b)(c)(d)	1,390,000	1,382,703
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 12/23/26 (b)(c)(d)	1,217,403	1,198,704
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 7/31/27 (b)(c)(d)	573,048	564,309
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8753% 4/25/25 (b)(c)(d)	1,644,064	1,627,459
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3815% 12/2/26 (b)(c)(d)	122,814	121,931
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1315% 5/16/24 (b)(c)(d)	586,182	581,891
TOTAL INSURANCE		10,719,981
Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	128,375	127,894
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.586% 1/4/26 (b)(c)(d)	174,286	175,084
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (b)(c)(d)	252,450	250,794
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	520,000	517,400
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)	47,287	50,479
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	520,617	427,916
15.25% 5/23/24 (d)	73,832	91,029
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	930,522	927,033
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	115,000	99,955
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	395,641	365,699
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (b)(c)(d)	145,000	144,729
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	229,425	229,783
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 5/10/26 (b)(c)(d)	226,514	222,362
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/13/28 (b)(c)(d)	225,000	224,017
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 7/6/24 (b)(c)(d)	393,836	393,158
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5841% 12/21/25 (b)(c)(d)	224,765	220,663
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 12/30/26 (b)(c)(d)	363,983	355,491
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6315% 12/30/27 (b)(c)(d)(f)	100,000	93,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(f)	84,150	84,150
TOTAL LEISURE		5,000,636
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (b)(c)(d)	274,313	275,410

Paper - 0.2%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (b)(c)(d)	269,325	269,662
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)	168,827	169,249
TOTAL PAPER		438,911
Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	480,000	482,784
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 8/31/26 (b)(c)(d)	364,022	340,590
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	122,177	120,269
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	207,375	207,375
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 10/17/26 (b)(c)(d)	134,158	134,002
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0831% 8/29/25 (b)(c)(d)	325,000	325,101
RLG Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	163,586	163,689
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.1313% 7/8/28 (b)(c)(d)(g)	41,414	41,440
Scripps (E.W.) Co.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	234,225	234,551
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 10/2/24 (b)(c)(d)	240,000	237,900
TOTAL PUBLISHING/PRINTING		2,287,701
Railroad - 0.6%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (b)(c)(d)	190,000	190,475
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	310,417	308,554
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	114,583	113,896
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1315% 12/30/26 (b)(c)(d)	325,050	322,908
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (b)(c)(d)	320,000	320,890
TOTAL RAILROAD		1,256,723
Restaurants - 0.7%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8368% 11/19/26 (b)(c)(d)	491,250	484,903
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3341% 3/1/26 (b)(c)(d)	365,625	359,958
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (b)(c)(d)	665,000	664,016
TOTAL RESTAURANTS		1,508,877
Services - 8.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)(d)	246,618	246,118
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (b)(c)(d)	79,200	79,200
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (b)(c)(d)	455,000	455,228
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (b)(c)(d)(f)	160,000	159,800
All-Star Bidco AB Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (c)(d)(e)	230,000	229,328
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/9/28 (b)(c)(d)	455,000	453,435
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 3/11/25 (b)(c)(d)	699,497	683,464
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 1/15/27 (b)(c)(d)	116,563	113,678
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (b)(c)(d)	237,600	237,719
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (b)(c)(d)	43,916	43,877
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	931,206	922,313
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 2/7/26 (b)(c)(d)	537,118	534,658
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/28 (c)(d)(e)	215,000	215,230
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	290,469	287,384
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (b)(c)(d)	765,000	764,044
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 11/26/26 (b)(c)(d)	245,625	244,205
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (b)(c)(d)	210,000	208,793
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (b)(c)(d)	450,000	446,850
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8785% 8/1/26 (b)(c)(d)	367,500	368,092
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 3/29/25 (b)(c)(d)	328,269	326,424
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	465,000	467,167
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	1,479,510	1,466,712
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (b)(c)(d)	172,425	172,478
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	322,101	323,309
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/25/28 (b)(c)(d)(f)	160,000	160,400
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	267,524	267,607
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	248,750	249,506
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (b)(c)(d)	798,000	798,902
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	175,000	174,017
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	933,689	924,091
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/29/28 (c)(d)(e)(f)	145,000	144,638
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (b)(c)(d)	517,400	520,960
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5841% 1/23/27 (b)(c)(d)	464,125	462,965
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (b)(c)(d)	74,625	75,054
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (c)(d)(e)	290,000	290,000
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 6/23/28 (b)(c)(d)(f)	199,500	196,258
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 3/5/28 (b)(c)(d)	203,975	204,340
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 8/4/28 (c)(d)(e)	650,000	647,680
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (b)(c)(d)	239,400	238,055
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	479,813	480,412
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	48,067	47,781
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	76,621	76,166
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	498,750	492,516
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (b)(c)(d)	220,635	221,186
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	933,000	935,230
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/29/25 (b)(c)(d)	284,663	263,493
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5841% 4/4/25 (b)(c)(d)	724,385	724,182
TOTAL SERVICES		18,044,945
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0833% 1/24/27 (b)(c)(d)	388,310	383,860

Super Retail - 3.6%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	283,575	283,859
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (b)(c)(d)	290,000	290,363
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (b)(c)(d)	4,565,500	4,579,170
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	543,638	539,560
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	755,313	754,512
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	308,592	305,507
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 11/8/24 (b)(c)(d)	570,429	564,867
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (b)(c)(d)	277,236	277,929
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (b)(c)(d)	334,163	333,538
TOTAL SUPER RETAIL		7,929,305
Technology - 14.0%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	91,299	90,842
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	145,573	145,963
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (b)(c)(d)	103,088	103,179
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/10/25 (b)(c)(d)	970,000	816,013
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3341% 4/23/26 (b)(c)(d)	243,750	242,227
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	461,513	458,919
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3771% 2/11/26 (b)(c)(d)	1,338,007	1,340,683
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (b)(c)(d)	576,520	573,038
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	744,375	746,005
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 10/31/26 (b)(c)(d)	477,697	476,303
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5719% 4/30/25 (b)(c)(d)	420,444	414,348
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (b)(c)(d)	184,574	184,113
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/23/28 (b)(c)(d)	175,000	175,656
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (b)(c)(d)	324,188	324,288
CommerceHub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (b)(c)(d)	248,125	248,229
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 4/4/26 (b)(c)(d)	202,469	201,247
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/24/28 (c)(d)(e)	510,000	508,725
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	309,389	308,616
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 11/29/24 (b)(c)(d)	361,875	360,236
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 10/16/26 (b)(c)(d)	740,611	740,403
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0841% 2/19/29 (b)(c)(d)	155,000	156,130
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	60,000	60,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (b)(c)(d)	218,565	219,306
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4425% 3/31/28 (b)(c)(d)(g)	45,782	45,937
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.25% 4/30/28 (b)(c)(d)	199,500	203,989
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6284% 7/22/26 (b)(c)(d)	438,835	435,821
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	431,136	430,942
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 3/8/25 (b)(c)(d)	0	0
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	154,000	154,385
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0841% 8/10/27 (b)(c)(d)	123,438	122,666
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 2/15/24 (b)(c)(d)	473,564	470,548
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	179,100	180,592
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (b)(c)(d)	350,000	351,313
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	396,530	396,737
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (b)(c)(d)	1,129,938	1,133,542
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	288,550	288,489
Liftoff Mobile, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(e)	345,000	343,706
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	146,250	147,027
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 6/21/24 (b)(c)(d)	268,776	265,753
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8368% 9/29/24 (b)(c)(d)	696,631	696,721
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	128,697	128,979
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.336% 2/23/29 (b)(c)(d)	50,000	50,703
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.5841% 9/15/24 (b)(c)(d)	495,579	493,889
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 9/5/25 (b)(c)(d)	158,252	156,709
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (b)(c)(d)	191,111	191,637
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (c)(d)(e)	23,889	23,955
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	428,486	427,325
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	2,390,032	2,390,415
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (b)(c)(d)	144,275	144,095
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	890,000	891,673
Project Boost Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (b)(c)(d)	174,563	174,468
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/9/28 (b)(c)(d)	870,000	865,215
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	749,018	743,318
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	735,000	732,472
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 5/31/25 (b)(c)(d)	263,858	261,454
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 6/21/24 (b)(c)(d)	1,702,273	1,683,123
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (b)(c)(d)	575,650	577,567
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 4/16/25 (b)(c)(d)	265,465	262,580
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 4/16/25 (b)(c)(d)	201,021	198,836
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 4/16/25 (b)(c)(d)	865,495	857,204
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.8341% 1/31/27 (b)(c)(d)	180,416	180,190
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1315% 3/22/28 (b)(c)(d)	190,125	189,591
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3341% 10/31/26 (b)(c)(d)	252,444	252,812
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8341% 5/1/24 (b)(c)(d)	41,095	41,057
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.586% 9/28/24 (b)(c)(d)	318,685	318,819
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 5/4/26 (b)(c)(d)	803,600	804,741
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (b)(c)(d)	350,000	355,541
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (b)(c)(d)	950,418	951,682
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0841% 8/27/25 (b)(c)(d)	125,000	125,104
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0818% 3/1/26 (b)(c)(d)	205,737	205,368
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	180,000	179,550
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (b)(c)(d)	492,718	491,589
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 2/28/27 (b)(c)(d)	256,750	256,429
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	208,187	208,551
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 4/1/28 (b)(c)(d)	169,150	168,352
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.5841% 6/8/28 (b)(c)(d)	315,665	314,778
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.586% 9/30/26 (b)(c)(d)	122,822	122,263
TOTAL TECHNOLOGY		30,984,971
Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8761% 7/15/25 (b)(c)(d)	479,050	470,968
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8785% 7/31/25 (b)(c)(d)	564,757	555,111
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8136% 1/31/26 (b)(c)(d)	483,668	479,194
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1248% 8/14/26 (b)(c)(d)	121,563	121,056
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (b)(c)(d)	300,032	300,407
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	128,438	128,534
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	246,250	246,339
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	160,651	160,727
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (b)(c)(d)	140,240	141,057
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.34% 12/22/23 (b)(c)(d)	285,265	284,612
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (b)(c)(d)	900,674	898,702
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 0.000% 2.88% 5/31/25 (b)(c)(d)(h)	261,389	220,601
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(d)	1,685,000	1,703,653
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(d)	200,000	202,876
Tranche B-5, term loan 8.625% 1/2/24 (d)	1,635,000	1,658,168
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (b)(c)(d)(g)	1,295,334	1,302,886
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (b)(c)(d)	345,746	345,870
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 3/1/27 (b)(c)(d)	317,652	313,624
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3341% 3/15/27 (b)(c)(d)	108,346	107,066
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8326% 4/30/27 (b)(c)(d)	642,716	641,752
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (b)(c)(d)	798,963	797,812
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.84% 4/11/25 (b)(c)(d)	333,100	329,769
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	484,516	460,440
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	685,000	626,604
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	340,728	341,750
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 3/9/27 (b)(c)(d)	948,133	939,287
TOTAL TELECOMMUNICATIONS		13,778,865
Textiles/Apparel - 0.5%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 4/26/28 (b)(c)(d)	403,988	403,147
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (b)(c)(d)	175,000	169,925
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (b)(c)(d)	148,875	147,596
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)(d)	284,288	284,643
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/30/28 (b)(c)(d)	195,000	194,269
TOTAL TEXTILES/APPAREL		1,199,580
Utilities - 2.2%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	1,160,814	1,152,235
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (b)(c)(d)	180,837	180,611
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	343,848	337,487
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (b)(c)(d)	254,400	231,504
Herman Miller, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.0625% 6/29/28 (b)(c)(d)	210,000	209,962
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	187,546	158,007
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (b)(c)(d)	217,161	206,846
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (b)(c)(d)	330,000	328,558
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	617,188	606,195
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.09% 1/21/28 (b)(c)(d)	239,726	239,563
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8325% 3/2/27 (b)(c)(d)	738,792	733,864
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8341% 12/31/25 (b)(c)(d)	555,147	550,662
TOTAL UTILITIES		4,935,494
TOTAL BANK LOAN OBLIGATIONS (Cost $199,028,901)		198,508,481

Nonconvertible Bonds - 2.7%
	Principal Amount (a)	Value ($)
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (i)	500,000	521,250
8% 12/15/25 (i)	40,000	42,650
TOTAL AEROSPACE		563,900
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	105,000	110,381
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	70,000	74,900
TOTAL AIR TRANSPORTATION		185,281
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (i)	105,000	114,056
9.5% 5/1/25 (i)	115,000	124,775
TOTAL BROADCASTING		238,831
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.7758% 2/1/24 (b)(c)	250,000	257,071

Chemicals - 0.1%
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 3.866% 6/15/22 (b)(c)(i)	240,000	239,705
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,993
TOTAL CHEMICALS		244,698
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	260,000	269,732
Berry Global, Inc. 4.875% 7/15/26 (i)	500,000	525,025
Trivium Packaging Finance BV 5.5% 8/15/26 (i)	150,000	157,097
TOTAL CONTAINERS		951,854
Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (i)	7,000	7,252

Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (i)	95,000	97,138
New Fortress Energy, Inc. 6.75% 9/15/25 (i)	45,000	43,313
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (i)	105,000	98,963
TOTAL ENERGY		239,414
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	145,000	152,975
Scientific Games Corp. 5% 10/15/25 (i)	200,000	205,750
VICI Properties, Inc.:
3.5% 2/15/25 (i)	30,000	30,600
4.25% 12/1/26 (i)	45,000	46,995
4.625% 12/1/29 (i)	25,000	26,875
TOTAL GAMING		463,195
Healthcare - 0.2%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (i)	125,000	126,875
9% 12/15/25 (i)	180,000	189,986
HCRX Investments Holdco LP 4.5% 8/1/29 (i)	10,000	10,050
Tenet Healthcare Corp. 4.625% 7/15/24	155,000	157,325
TOTAL HEALTHCARE		484,236
Homebuilders/Real Estate - 0.0%
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (i)	15,000	15,319

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (i)	170,000	179,563

Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (i)	25,000	27,170
10.875% 6/1/23 (i)	120,000	134,400
TOTAL LEISURE		161,570
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	80,000	79,800

Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (i)	95,000	95,238

Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (i)	105,000	105,985
Aramark Services, Inc. 6.375% 5/1/25 (i)	60,000	63,075
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (i)	115,000	118,364
TOTAL SERVICES		287,424
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (i)	125,000	127,813
8.5% 10/30/25 (i)	250,000	260,313
TOTAL SUPER RETAIL		388,126
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (i)	125,000	129,791
SSL Robotics LLC 9.75% 12/31/23 (i)	88,000	95,370
TOTAL TECHNOLOGY		225,161
Telecommunications - 0.3%
Altice Financing SA 5.75% 8/15/29 (i)	225,000	218,734
Altice France SA:
5.125% 1/15/29 (i)	15,000	14,700
7.375% 5/1/26 (i)	223,000	231,409
Frontier Communications Holdings LLC 5% 5/1/28 (i)	100,000	105,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)(j)	15,000	15,000
TOTAL TELECOMMUNICATIONS		584,843
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (i)	150,000	161,164
5.25% 5/15/24 (i)	200,000	218,490
TOTAL TRANSPORTATION EX AIR/RAIL		379,654
TOTAL NONCONVERTIBLE BONDS (Cost $5,790,936)		6,032,430

Common Stocks - 1.3%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(k)	4,832	117,369
TNT Crane & Rigging LLC warrants 10/31/25 (f)(k)	1,797	5,930
TOTAL CAPITAL GOODS		123,299
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (f)(k)	1,374	48,090

Energy - 1.1%
California Resources Corp. (k)	22,496	922,336
California Resources Corp. warrants 10/27/24 (k)	885	10,620
Chesapeake Energy Corp.	14,325	882,277
Chesapeake Energy Corp. (l)	103	6,344
Denbury, Inc. (k)	7,285	511,771
TOTAL ENERGY		2,333,348
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (k)	22,063	11,885

Restaurants - 0.1%
CEC Entertainment, Inc. (f)(k)	15,069	271,242

Super Retail - 0.0%
David's Bridal, Inc. rights (f)(k)	347	0

TOTAL COMMON STOCKS (Cost $1,248,708)		2,787,864

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)(k) (Cost $98,250)	786	141,480

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (b)(c)(m)	80,000	80,300
3 month U.S. LIBOR + 3.470% 3.5985% (b)(c)(m)	80,000	80,438

TOTAL PREFERRED SECURITIES (Cost $145,800)		160,738

Money Market Funds - 13.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (n) (Cost $29,267,275)	29,261,423	29,267,275

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $235,579,870)	236,898,268
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(15,727,354)
NET ASSETS - 100.0%	221,170,914

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $506,182 and $506,568, respectively.

(h)	Non-income producing - Security is in default.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,618,034 or 2.5% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,344 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	10,580,936	66,739,697	48,053,297	8,450	(61)	-	29,267,275	0.0%
Total	10,580,936	66,739,697	48,053,297	8,450	(61)	-	29,267,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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